Document And Entity Information	Aug. 30, 2021
Document Information [Line Items]
Entity, Registrant Name	DSP GROUP, INC.
Document, Type	8-K
Document, Period End Date	Aug. 30, 2021
Entity, Incorporation, State or Country Code	DE
Entity, File Number	1-35256
Entity, Tax Identification Number	94-2683643
Entity, Address, Address Line One	2055 Gateway Place
Entity, Address, City or Town	San Jose
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	95110
City Area Code	972
Local Phone Number	9-952-9696
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.001 per share
Trading Symbol	DSPG
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000915778